UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

May 31, 2019

     MFS® Charter Income Trust

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site, and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-637-2304 or by logging into your Investor Center account at www.computershare.com/investor.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-637-2304 to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Charter Income Trust

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction, and geopolitical uncertainty surrounding issues such as

Brexit. Those concerns dissipated in the early months of 2019 due to the more dovish posture of the U.S. Federal Reserve and other global central banks, reported progress toward a trade pact between the United States and China, and action against a no-deal Brexit by the British Parliament. However, a last-minute breakdown in negotiations between the U.S. and China derailed the market’s momentum and increased concerns over the future pace of global growth. Compounding Brexit uncertainty was the resignation of British Prime Minister Theresa May, potentially ushering in a harder form of Brexit than she had advocated. U.S. equities have continued to outperform their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2018, which contributed to the continuation of relatively healthy levels of U.S. economic output against a backdrop of slower global growth. Inflation remains largely subdued globally, which is encouraging for asset markets. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging environment for global trade has hindered manufacturing in most regions. Interest rates have fallen as a result of these challenges, and easier central bank policies are anticipated by markets.

Since launching the first U.S. open-end mutual fund in 1924, MFS® has been committed to a single purpose: to create value by allocating capital responsibly for clients. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to uncover what we believe are the best investment opportunities in the market.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 17, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure at value

Fixed income sectors (i)
High Yield Corporates	53.4%
Emerging Markets Bonds	23.2%
Investment Grade Corporates	12.0%
Mortgage-Backed Securities	2.5%
Non-U.S. Government Bonds	2.4%
Collateralized Debt Obligations	2.3%
Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.2%
Floating Rate Loans	0.2%
Asset-Backed Securities	0.1%
U.S. Treasury Securities	(0.2)%

Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	8.4 yrs.

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Composition including fixed income credit quality (a)(i)
AAA	7.0%
AA	3.8%
A	7.7%
BBB	19.2%
BB	35.8%
B	26.4%
CCC	5.2%
CC	0.1%
D	0.1%
U.S. Government	12.6%
Federal Agencies	2.5%
Not Rated	(23.8)%
Non-Fixed Income	0.3%
Cash & Cash Equivalents (Less Liabilities)	(21.5)%
Other	24.6%

Portfolio Composition – continued

(a)

For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

(d)

Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

(i)

For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

(m)

In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2019.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Global Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since November 2018; Portfolio Manager of Man GLG from May 2014 to October 2018; Portfolio Manager of ECM Asset Management from December 2007 to April 2014.

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.

Erik Weisman	Sovereign Debt Obligations Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

Note to Shareholders: Effective February 1, 2019, Andy Li became a Portfolio Manager of the Fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 119.5%

Issuer	Shares/Par	Value ($)
Aerospace - 0.8%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$300,000	$290,910
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	140,000	138,544
L3 Technologies, Inc., 3.85%, 6/15/2023	213,000	221,510
Lockheed Martin Corp., 3.55%, 1/15/2026	263,000	274,545
TransDigm, Inc., 6.5%, 7/15/2024	1,275,000	1,270,346
TransDigm, Inc., 6.5%, 5/15/2025	300,000	297,750
TransDigm, Inc., 6.375%, 6/15/2026	800,000	782,000

		$3,275,605
Apparel Manufacturers - 0.0%
Tapestry, Inc., 4.125%, 7/15/2027	$193,000	$191,203

Asset-Backed & Securitized - 2.9%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.497% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	$1,120,000	$1,115,126
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.029% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	327,151	312,304
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.589% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	158,073	158,237
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	500,000	514,846
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	3,265,344	159,989
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029 (z)	592,000	587,748
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR - 3mo. + 1.4%), 1/16/2026 (z)	1,142,526	1,134,569
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 4.238% (LIBOR - 3mo. + 1.65%), 1/17/2026 (n)	929,626	929,415
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.78% (LIBOR - 1mo. + 1.35%), 11/21/2035 (n)	290,500	290,499
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.301% (LIBOR -3mo. + 1.7%), 7/18/2031 (z)	940,000	927,516
KKR Real Estate Financial Trust, Inc. Ltd., 2018-FL1, “A”, FLR, 3.532% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	385,000	384,998
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.497% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	2,526,000	2,508,192
Magnetite CLO Ltd., 2012-7A, “A1R2”, FLR, 3.397% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	693,000	687,410

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”,
FLR, 3.98% (LIBOR - 3mo. + 1.4%), 1/25/2031 (n)		$1,050,000	$1,024,017
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	786,960

			$11,521,826
Automotive - 1.6%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,036,000	$2,022,155
Allison Transmission, Inc., 4.75%, 10/01/2027 (n)		310,000	297,213
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)		100,000	100,875
FCA Bank S.p.A., 1%, 2/21/2022	EUR	100,000	112,946
Ferrari N.V., 1.5%, 3/16/2023		350,000	401,463
General Motors Co., 6.75%, 4/01/2046		$123,000	130,201
General Motors Financial Co., Inc., 4.35%, 1/17/2027		125,000	123,609
IAA Spinco, Inc., 5.5%, 6/15/2027 (z)		870,000	883,041
Lear Corp., 3.8%, 9/15/2027		162,000	155,580
Lear Corp., 4.25%, 5/15/2029		185,000	183,425
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	100,000	115,346
LKQ European Holdings B.V., 3.625%, 4/01/2026		300,000	346,037
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 5/15/2026 (n)		$200,000	204,000
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)		915,000	912,712
Volkswagen Financial Services AG, 1.5%, 10/01/2024	EUR	165,000	187,091
Volkswagen International Finance N.V., 1.875%, 3/30/2027		100,000	112,153

			$6,287,847
Broadcasting - 2.3%
Discovery, Inc., 4.125%, 5/15/2029		$78,000	$78,604
Fox Corp., 4.709%, 1/25/2029 (n)		43,000	46,960
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		720,000	727,200
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		354,000	355,770
Match Group, Inc., 6.375%, 6/01/2024		1,010,000	1,056,712
Match Group, Inc., 5%, 12/15/2027 (z)		250,000	250,625
Netflix, Inc., 5.875%, 2/15/2025		1,265,000	1,342,102
Netflix, Inc., 4.875%, 4/15/2028		280,000	276,559
Netflix, Inc., 5.875%, 11/15/2028		385,000	404,250
Netflix, Inc., 4.625%, 5/15/2029 (n)	EUR	625,000	751,151
Netflix, Inc., 4.625%, 5/15/2029		105,000	126,193
Netflix, Inc., 3.875%, 11/15/2029 (z)		600,000	683,696
SES S.A., 1.625%, 3/22/2026		200,000	229,877
Univision Communications, Inc., 5.125%, 2/15/2025 (n)		$145,000	132,787
WMG Acquisition Corp., 5%, 8/01/2023 (n)		210,000	212,625
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	418,500	487,341
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		$1,120,000	1,128,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - continued
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		$225,000	$228,094
WPP Finance, 2.875%, 9/14/2046	GBP	250,000	260,248
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	120,000	137,397

			$8,916,591
Brokerage & Asset Managers - 0.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$145,000	$145,389
Euroclear Investments S.A., 2.625%, 4/11/2048	EUR	100,000	113,304
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	178,354
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	308,080
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		230,000	232,588

			$977,715
Building - 3.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,175,000	$1,204,375
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,245,000	1,265,231
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		652,000	616,349
Core & Main LP, 6.125%, 8/15/2025 (n)		755,000	745,562
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	196,314
HD Supply, Inc., 5.375%, 10/15/2026 (z)		345,000	351,038
Imerys S.A., 1.5%, 1/15/2027	EUR	200,000	226,491
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$205,000	203,463
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		930,000	897,450
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		133,000	130,685
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		179,000	176,343
NCI Building Systems, Inc., 8%, 4/15/2026 (n)		470,000	424,904
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		380,000	387,600
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		921,000	914,092
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		637,000	617,890
Sika Capital B.V., 0.875%, 4/29/2027	EUR	100,000	113,278
Sika Capital B.V., 1.5%, 4/29/2031		100,000	115,079
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		$1,350,000	1,364,539
Standard Industries, Inc., 6%, 10/15/2025 (n)		885,000	912,639
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,015,000	1,022,612
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)		205,000	201,413

			$12,087,347
Business Services - 2.4%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		$535,000	$533,663
CDK Global, Inc., 4.875%, 6/01/2027		1,265,000	1,238,119
Equinix, Inc., 5.375%, 4/01/2023		535,000	542,196

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 5.75%, 1/01/2025		$510,000	$526,677
Equinix, Inc., 5.875%, 1/15/2026		490,000	513,319
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		146,000	152,152
Fidelity National Information Services, Inc., 2.602%, 5/21/2025	GBP	100,000	128,318
Fidelity National Information Services, Inc., 5%, 10/15/2025		$39,000	43,053
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	262,590
Fidelity National Information Services, Inc., 1.5%, 5/21/2027	EUR	100,000	113,499
Fidelity National Information Services, Inc., 2%, 5/21/2030		100,000	114,417
Fidelity National Information Services, Inc., 3.36%, 5/21/2031	GBP	100,000	130,566
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		$955,000	950,225
First Data Corp., 5%, 1/15/2024 (n)		1,705,000	1,742,297
MSCI, Inc., 4.75%, 8/01/2026 (n)		1,400,000	1,427,580
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		515,000	531,192
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		550,000	581,625

			$9,531,488
Cable TV - 5.2%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$270,000	$263,987
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		2,025,000	2,060,437
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		580,000	592,151
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		1,770,000	1,835,269
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		895,000	922,969
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	151,175
CSC Holdings LLC, 5.5%, 5/15/2026 (n)		705,000	715,363
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,135,000	2,169,694
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		500,000	532,500
DISH DBS Corp., 5.875%, 11/15/2024		845,000	759,697
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		435,000	379,537
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		1,030,000	921,850
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	194,494
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$750,000	753,750
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		900,000	924,930
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	709,949
Sky PLC, 2.5%, 9/15/2026	EUR	100,000	125,276
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$2,000,000	1,971,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Time Warner Cable, Inc., 4.5%, 9/15/2042		$119,000	$105,370
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	364,123
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,520,000	1,527,600
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		300,000	303,938
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		865,000	860,675
VTR Finance B.V., 6.875%, 1/15/2024 (n)		431,000	441,775
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,146,337

			$20,733,846
Chemicals - 1.9%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$257,048
Argentum Netherlands B.V. for Givaudan S.A., 2%, 9/17/2030	EUR	100,000	120,864
Arkema S.A., 1.5%, 4/20/2027		200,000	235,257
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$1,635,000	1,626,825
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	613,050
OCI N.V., 5%, 4/15/2023	EUR	530,000	615,773
OCI N.V., 6.625%, 4/15/2023 (n)		$1,155,000	1,178,100
Sociedad Quimica y Minera de Chile S.A., 4.25%, 5/07/2029 (n)		578,000	584,358
SPCM S.A., 4.875%, 9/15/2025 (n)		1,120,000	1,089,200
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026 (n)	EUR	815,000	895,145
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 6.5%, 10/01/2026		200,000	219,667
Symrise AG, 1.25%, 11/29/2025		140,000	158,405

			$7,593,692
Computer Software - 0.6%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		$321,000	$328,431
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		780,000	791,266
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		670,000	724,009
Microsoft Corp., 4.1%, 2/06/2037		436,000	481,619
SAP S.E., 1.625%, 3/10/2031	EUR	200,000	239,124

			$2,564,449
Computer Software - Systems - 1.4%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$243,434
Apple, Inc., 4.25%, 2/09/2047		223,000	238,018
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		49,000	51,021
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		29,000	29,326
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,610,000	1,678,425
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		625,000	650,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - Systems - continued
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		$1,270,000	$1,279,754
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,375,000	1,385,354

			$5,555,519
Conglomerates - 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$868,000	$880,239
Amsted Industries Co., 5.625%, 7/01/2027 (n)		490,000	493,670
Blitz F18-674 GmbH, 6%, 7/30/2026	EUR	270,000	308,236
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		$985,000	1,004,700
EnerSys, 5%, 4/30/2023 (n)		1,625,000	1,641,250
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,425,000	1,417,875
Gates Global LLC, 6%, 7/15/2022 (n)		436,000	433,275
General Electric Co., 4.5%, 3/11/2044		81,000	75,953
Illinois Tool Works, Inc., 1%, 6/05/2031	EUR	120,000	132,460
Roper Technologies, Inc., 4.2%, 9/15/2028		$152,000	160,173
Smiths Group PLC, 2%, 2/23/2027	EUR	200,000	233,180
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		$1,350,000	1,404,000
TriMas Corp., 4.875%, 10/15/2025 (n)		1,605,000	1,584,938
United Technologies Corp., 4.125%, 11/16/2028		190,000	201,662
Wabtec Corp., 4.95%, 9/15/2028		140,000	146,240

			$10,117,851
Construction - 0.7%
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$730,000	$740,950
Toll Brothers Finance Corp., 4.875%, 11/15/2025		605,000	614,831
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,335,000	1,274,925

			$2,630,706
Consumer Products - 0.6%
Coty, Inc., 6.5%, 4/15/2026 (n)		$460,000	$441,545
Energizer Holdings, Inc., 6.375%, 7/15/2026 (n)		880,000	882,200
Energizer Holdings, Inc., 7.75%, 1/15/2027 (n)		35,000	36,488
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	258,873
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	267,329
Whirlpool Corp., 4.75%, 2/26/2029		328,000	345,946

			$2,232,381
Consumer Services - 1.4%
Bookings Holdings, Inc., 1.8%, 3/03/2027	EUR	200,000	$238,817
Cimpress N.V., 7%, 6/15/2026 (n)		$770,000	760,375
Experian Finance PLC, 4.25%, 2/01/2029 (n)		296,000	313,334
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		525,000	551,250
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	224,051

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Services - continued
Garda World Security Corp., 8.75%, 5/15/2025 (z)		$55,000	$52,525
IHS Markit Ltd., 3.625%, 5/01/2024		66,000	66,482
IHS Markit Ltd., 4.25%, 5/01/2029		99,000	100,277
ManpowerGroup, Inc., 1.75%, 6/22/2026	EUR	150,000	175,431
Matthews International Corp., 5.25%, 12/01/2025 (n)		$525,000	502,688
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		580,000	565,500
Priceline Group, Inc., 3.55%, 3/15/2028		141,000	145,119
Realogy Group LLC, 9.375%, 4/01/2027 (n)		605,000	577,678
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,055,000	1,055,000
Visa, Inc., 4.3%, 12/14/2045		150,000	170,087

			$5,498,614
Containers - 2.9%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	250,000	$283,008
ARD Finance S.A., 7.125%, 9/15/2023		$850,000	833,000
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (n)(p)		422,718	393,069
Berry Global Group, Inc., 5.5%, 5/15/2022		840,000	846,300
BWAY Holding Co., Inc., 7.25%, 4/15/2025 (n)		485,000	466,861
Crown American LLC, 4.5%, 1/15/2023		875,000	885,832
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		665,000	643,388
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		715,000	718,933
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		805,000	720,475
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,321,000	1,357,327
Reynolds Group, 5.75%, 10/15/2020		494,245	495,011
Reynolds Group, 5.125%, 7/15/2023 (n)		450,000	450,090
Reynolds Group, 7%, 7/15/2024 (n)		365,000	367,427
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	340,960
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,110,000	1,143,300
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	852,862
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		570,000	614,175

			$11,412,018
Electrical Equipment - 0.4%
CommScope Technologies LLC, 6%, 6/15/2025 (n)		$495,000	$448,975
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,355,000	1,147,075

			$1,596,050
Electronics - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$457,000	$434,589
Broadcom, Inc., 4.25%, 4/15/2026 (n)		271,000	267,637

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electronics - continued
Qorvo, Inc., 5.5%, 7/15/2026 (n)		$1,270,000	$1,292,225
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		970,000	1,019,712
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,455,000	1,455,000

			$4,469,163
Emerging Market Quasi-Sovereign - 4.6%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$400,000	$423,080
Aeropuerto Internacional de Tocumen S.A., 6%, 11/18/2048 (n)		1,337,000	1,516,826
Corporacion Nacional del Cobre de Chile, 4.375%, 2/05/2049 (n)		1,286,000	1,318,857
Empresa de Transmision Electrica S.A., 5.125%, 5/02/2049 (n)		483,000	498,553
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		568,000	567,813
Empresa Nacional del Petroleo, 5.25%, 11/06/2029 (n)		767,000	842,974
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		1,022,000	1,042,685
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028		1,024,000	1,069,548
KazMunayGas National Co., JSC, 5.375%, 4/24/2030 (n)		500,000	538,200
KazTransGas JSC, 4.375%, 9/26/2027		250,000	249,247
NTPC Ltd., 4.25%, 2/26/2026		442,000	454,675
Office Cherifien des Phosphates, 6.875%, 4/25/2044		200,000	223,140
Petrobras Global Finance B.V., 5.75%, 2/01/2029		1,695,000	1,710,001
Petrobras Global Finance B.V., 6.9%, 3/19/2049		916,000	915,084
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		1,062,000	1,095,187
Petroleos del Peru S.A., 4.75%, 6/19/2032		475,000	489,844
Petroleos Mexicanos, 1.875%, 4/21/2022	EUR	150,000	166,034
Petroleos Mexicanos, 6.5%, 1/23/2029		$1,532,000	1,507,917
Power Finance Corp. Ltd., 5.25%, 8/10/2028		450,000	476,863
PT Indonesia Asahan Aluminium (Persero), 6.757%, 11/15/2048 (n)		944,000	1,075,007
PT Perusahaan Listrik Negara, 2.875%, 10/25/2025 (n)	EUR	200,000	237,063
Saudi Arabian Oil Co., 4.25%, 4/16/2039 (n)		$300,000	299,176
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,497,435

			$18,215,209
Emerging Market Sovereign - 12.1%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	1,486,000	$1,582,280
Arab Republic of Egypt, 8.5%, 1/31/2047		$1,595,000	1,566,497
Dominican Republic, 5.95%, 1/25/2027		842,000	887,476
Dominican Republic, 6%, 7/19/2028 (n)		550,000	579,601
Dominican Republic, 6.4%, 6/05/2049 (z)		1,367,000	1,356,064
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		313,000	327,742
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		1,398,000	1,471,926
Federative Republic of Brazil, 4.5%, 5/30/2029		400,000	396,000
Government of Ukraine, 7.75%, 9/01/2024		1,047,000	1,002,934

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Government of Ukraine, 7.75%, 9/01/2027		$749,000	$697,719
Hellenic Republic, 3.45%, 4/02/2024 (z)	EUR	1,300,000	1,566,104
Hellenic Republic, 3.875%, 3/12/2029 (n)		5,492,000	6,630,286
Kingdom of Saudi Arabia, 4.375%, 4/16/2029 (n)		$934,000	985,417
Oriental Republic of Uruguay, 4.375%, 1/23/2031		500,000	523,750
Republic of Angola, 9.375%, 5/08/2048		954,000	958,169
Republic of Argentina, 6.875%, 4/22/2021		494,000	408,785
Republic of Argentina, 4.625%, 1/11/2023		2,250,000	1,665,000
Republic of Argentina, 7.5%, 4/22/2026		1,170,000	875,745
Republic of Argentina, 6.875%, 1/26/2027		1,210,000	869,990
Republic of Colombia, 5.2%, 5/15/2049		989,000	1,055,767
Republic of Cote d’Ivoire, 5.25%, 3/22/2030	EUR	929,000	960,672
Republic of Ghana, 8.125%, 3/26/2032 (n)		$1,160,000	1,111,999
Republic of Guatemala, 4.9%, 6/01/2030 (z)		661,000	651,412
Republic of Guatemala, 6.125%, 6/01/2050 (z)		1,146,000	1,136,259
Republic of Hungary, 5.75%, 11/22/2023		486,000	541,890
Republic of Hungary, 7.625%, 3/29/2041		470,000	718,528
Republic of Indonesia, 3.5%, 1/11/2028		600,000	591,380
Republic of Indonesia, 8.25%, 5/15/2029	IDR	21,298,000,000	1,525,816
Republic of Indonesia, 8.375%, 3/15/2034		20,260,000,000	1,415,964
Republic of Kenya, 7%, 5/22/2027 (n)		$683,000	671,953
Republic of Kenya, 8%, 5/22/2032 (z)		1,028,000	1,004,654
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	620,818
Republic of Romania, 2%, 12/08/2026 (n)	EUR	1,440,000	1,632,994
Republic of South Africa, 4.875%, 4/14/2026		$260,000	260,356
Republic of South Africa, 5.875%, 6/22/2030		409,000	422,287
Republic of South Africa, 8.25%, 3/31/2032	ZAR	22,600,000	1,423,875
Republic of Sri Lanka, 6.125%, 6/03/2025		$643,000	606,743
Republic of Turkey, 7.375%, 2/05/2025		550,000	540,052
Republic of Turkey, 4.875%, 10/09/2026		1,432,000	1,218,326
Russian Federation, 4.75%, 5/27/2026		800,000	838,000
Russian Federation, 5.1%, 3/28/2035 (n)		600,000	626,274
State of Qatar, 4%, 3/14/2029 (n)		683,000	718,858
State of Qatar, 4.817%, 3/14/2049 (n)		1,583,000	1,741,300
United Mexican States, 4.5%, 4/22/2029		1,500,000	1,557,765

			$47,945,427
Energy - Independent - 1.7%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$370
Callon Petroleum Co., 6.375%, 7/01/2026		685,000	666,162
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		720,000	689,400
Diamondback Energy, Inc., 5.375%, 5/31/2025		750,000	780,000
Jagged Peak Energy LLC, 5.875%, 5/01/2026		465,000	454,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		$920,000	$924,600
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		65,000	63,700
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		825,000	814,704
Sanchez Energy Corp., 6.125%, 1/15/2023		680,000	74,800
SM Energy Co., 6.75%, 9/15/2026		680,000	607,240
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	985,650
Ultrapar International S.A., 5.25%, 6/06/2029 (z)		552,000	548,688

			$6,609,852
Energy - Integrated - 0.2%
BP Capital Markets America, Inc., 3.41%, 2/11/2026		$487,000	$499,096
Eni S.p.A., 4%, 9/12/2023 (n)		200,000	206,294
Eni S.p.A., 4.25%, 5/09/2029 (z)		200,000	203,594

			$908,984
Engineering - Construction - 0.1%
Vinci S.A., 3.75%, 4/10/2029 (z)		$303,000	$315,552

Entertainment - 1.1%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025		$455,000	$413,481
Live Nation Entertainment, Inc., 4.875%, 11/01/2024 (z)		260,000	260,650
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		1,715,000	1,762,163
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,875,000	1,851,937

			$4,288,231
Financial Institutions - 1.3%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$379,000	$363,148
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	320,000	394,446
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$490,000	507,150
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		381,000	377,819
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	134,080
Cabot Financial (Luxembourg) S.A., 7.5%, 10/01/2023	GBP	320,000	410,180
GE Capital International Funding Co., 3.373%, 11/15/2025		$382,000	377,513
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,975,000	2,070,412
Wand Merger Corp., 8.125%, 7/15/2023 (n)		700,000	698,250

			$5,332,998
Food & Beverages - 2.7%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	150,000	$168,647
Anheuser-Busch InBev S.A., 1.65%, 3/28/2031		100,000	112,973
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$80,000	79,324

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$110,000	$124,389
Aramark Services, Inc., 4.75%, 6/01/2026	985,000	978,844
Constellation Brands, Inc., 4.4%, 11/15/2025	227,000	242,473
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	1,420,000	1,398,700
Danone S.A., 2.077%, 11/02/2021 (n)	236,000	232,913
Danone S.A., 2.589%, 11/02/2023 (n)	553,000	547,777
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	665,000	702,406
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	556,000	569,900
Kraft Heinz Foods Co., 4.375%, 6/01/2046	68,000	59,664
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	835,000	833,706
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	420,000	421,050
NBM U.S. Holdings, Inc., 7%, 5/14/2026 (n)	1,740,000	1,797,420
Pilgrim’s Pride Corp., 5.75%, 3/15/2025 (n)	410,000	415,125
Pilgrim’s Pride Corp., 5.875%, 9/30/2027 (n)	800,000	804,760
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	1,235,000	1,253,525

		$10,743,596
Forest & Paper Products - 0.2%
Suzano Austria GmbH, 6%, 1/15/2029 (n)	$289,000	$308,146
Suzano Austria GmbH, 5%, 1/15/2030 (n)	450,000	439,313

		$747,459
Gaming & Lodging - 2.5%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$715,000	$732,875
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	1,060,000	1,119,307
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	665,000	703,038
Hilton Domestic Operating Co., 5.125%, 5/01/2026	745,000	752,450
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	1,065,000	1,068,993
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	870,000	872,175
MGM Growth Properties LLC, 4.5%, 9/01/2026	800,000	779,760
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	495,000	495,619
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	835,000	839,175
Scientific Games Corp., 8.25%, 3/15/2026 (n)	350,000	351,974
Wyndham Hotels Group LLC, 5.375%, 4/15/2026 (n)	970,000	984,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.5%, 3/01/2025 (n)	1,025,000	1,004,500

		$9,704,416
Health Maintenance Organizations - 0.1%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$201,000	$209,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Industrial - 0.4%
Grainger PLC, 3.375%, 4/24/2028	GBP	120,000	$154,824
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,600,000	1,576,000

			$1,730,824
Insurance - 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$126,547
Argentum Zurich Insurance, 3.5%, 10/01/2046		200,000	248,758
NN Group N.V., 4.625% to 4/08/2024, FLR (EURIBOR - 3mo. + 3.95%) to 4/08/2044		200,000	243,796

			$619,101
Insurance - Health - 0.5%
Centene Corp., 6.125%, 2/15/2024		$590,000	$615,889
Centene Corp., 5.375%, 6/01/2026 (n)		1,185,000	1,229,082

			$1,844,971
Insurance - Property & Casualty - 0.8%
AssuredPartners, Inc., 7%, 8/15/2025 (n)		$875,000	$829,062
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		234,000	236,160
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	223,726
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	126,000	153,227
Hiscox Ltd., 6.125%, 11/24/2045	GBP	100,000	137,784
Hub International Ltd., 7%, 5/01/2026 (n)		$830,000	816,222
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		159,000	163,352
Marsh & McLennan Cos., Inc., 1.349%, 9/21/2026	EUR	100,000	114,109
Marsh & McLennan Cos., Inc., 1.979%, 3/21/2030		100,000	116,762
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		$131,000	136,054
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	200,000	267,401
XLIT Ltd., 3.25%, 6/29/2047	EUR	130,000	151,712

			$3,345,571
International Market Quasi-Sovereign - 0.5%
BNG Bank N.V., 0.75%, 1/11/2028	EUR	1,039,000	$1,218,035
Electricite de France, 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate -15yr. + 3.796%) to 7/22/2049	GBP	100,000	127,215
KFW German Government Development Bank, 1.125%, 6/15/2037	EUR	510,000	613,688
Landsbanki Islands HF, 1.125%, 1/19/2024		150,000	165,503

			$2,124,441
International Market Sovereign - 13.0%
Bonos y Obligaciones del Estado, 2.15%, 10/31/2025	EUR	1,475,000	$1,854,128
Bundesrepublik Deutschland, 0.25%, 8/15/2028		1,847,000	2,159,137

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Commonwealth of Australia, 2.75%, 11/21/2027	AUD	585,000	$449,022
Commonwealth of Australia, 2.75%, 6/21/2035		6,870,000	5,440,902
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	1,185,000	2,002,149
Government of Bermuda, 4.75%, 2/15/2029 (n)		$487,000	521,334
Government of Canada, 1.5%, 6/01/2026	CAD	9,084,000	6,750,764
Government of Canada, 5%, 6/01/2037		490,000	546,388
Government of Japan, 2.4%, 3/20/2037	JPY	533,100,000	6,780,477
Government of Japan, 0.5%, 6/20/2038		529,000,000	5,089,950
Government of Japan, 2.3%, 3/20/2040		90,300,000	1,165,013
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	780,000	943,091
Kingdom of Spain, 5.15%, 10/31/2028		4,685,000	7,399,090
Kingdom of Spain, 5.15%, 10/31/2044		330,000	628,382
Obrigacoes do Tesouro, 2.25%, 4/18/2034		3,370,000	4,265,453
Republic of Portugal, 4.1%, 4/15/2037		355,000	553,645
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	1,040,000	1,816,345
United Kingdom Treasury, 3.25%, 1/22/2044		1,163,000	2,009,843
United Kingdom Treasury, 3.75%, 7/22/2052		510,000	1,038,798

			$51,413,911
Leisure & Toys - 0.0%
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	100,000	$112,806

Local Authorities - 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$245,304
Province of British Columbia, 2.3%, 6/18/2026		370,000	279,151

			$524,455
Machinery & Tools - 0.1%
CNH Industrial Capital LLC, 1.875%, 1/19/2026	EUR	200,000	$227,114
CNH Industrial Finance Europe S.A., 1.75%, 3/25/2027		100,000	110,296

			$337,410
Major Banks - 1.9%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	100,000	$119,239
Bank of America Corp., 2.625%, 4/19/2021		$370,000	370,955
Bank of America Corp., 3.5%, 4/19/2026		400,000	408,364
Bank of America Corp., 3.248%, 10/21/2027		462,000	459,867
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	418,949
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	301,011
Barclays PLC, 3.125%, 1/17/2024	GBP	150,000	193,231
Barclays PLC, 7.875%, 12/29/2049		$400,000	412,000
Credit Agricole S.A., 0.75%, 12/05/2023	EUR	200,000	228,616
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		150,000	170,261

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 7.25% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2049 (n)		$400,000	$408,000
Erste Group Bank AG, 0.875%, 5/22/2026	EUR	100,000	112,199
HSBC Holdings PLC, 4.375%, 11/23/2026		$269,000	277,320
JPMorgan Chase & Co., 2.95%, 10/01/2026		201,000	198,985
JPMorgan Chase & Co., 3.54%, 5/01/2028		291,000	294,936
JPMorgan Chase & Co., 4.26%, 2/22/2048		153,000	162,207
Morgan Stanley, 3.125%, 7/27/2026		426,000	423,001
Nationwide Building Society, 1.5%, 3/08/2026	EUR	100,000	111,426
Royal Bank of Scotland Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025		$200,000	202,728
Sumitomo Mitsui Financial Group, Inc., 0.465%, 5/30/2024	EUR	100,000	111,886
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$439,000	458,081
Svenska Handelsbanken AB, 5.25%, 12/29/2049		239,000	237,208
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		1,020,000	1,047,642
UBS Group Funding (Switzerland) AG, 1.5% to 1/31/2024, FLR (Swap Rate - 5yr. + 4.34%) to 11/30/2024	EUR	300,000	347,502
Wells Fargo & Co., 4.15%, 1/24/2029		$188,000	198,298

			$7,673,912
Medical & Health Technology & Services - 3.3%
Acadia Healthcare Co., Inc., 5.625%, 2/15/2023		$820,000	$821,025
Avantor, Inc., 9%, 10/01/2025 (n)		760,000	833,150
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	250,000	287,875
Becton, Dickinson and Co., 0.632%, 6/04/2023		100,000	111,745
Becton, Dickinson and Co., 3.734%, 12/15/2024		$239,000	246,397
DaVita, Inc., 5%, 5/01/2025		585,000	553,235
Encompass Health Corp., 5.75%, 9/15/2025		350,000	355,250
HCA, Inc., 7.5%, 2/15/2022		795,000	869,531
HCA, Inc., 5.375%, 2/01/2025		2,010,000	2,097,334
HCA, Inc., 5.875%, 2/15/2026		855,000	906,309
HealthSouth Corp., 5.125%, 3/15/2023		1,550,000	1,561,625
HealthSouth Corp., 5.75%, 11/01/2024		69,000	69,518
Heartland Dental LLC, 8.5%, 5/01/2026 (n)		465,000	438,844
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	202,507
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	314,544
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024 (z)		420,000	417,900
Northwell Healthcare, Inc., 4.26%, 11/01/2047		172,000	181,981
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)		295,000	289,838
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		510,000	518,925
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		735,000	773,521
Team Health Holdings to Team Health, Inc., 6.375%, 2/01/2025 (z)		170,000	140,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 6.75%, 6/15/2023		$285,000	$283,575
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	473,495
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		500,000	456,935

			$13,205,203
Medical Equipment - 0.8%
Abbott Ireland Financing Co., 1.5%, 9/27/2026	EUR	150,000	$175,656
Abbott Laboratories, 4.9%, 11/30/2046		$300,000	352,353
Teleflex, Inc., 5.25%, 6/15/2024		960,000	984,000
Teleflex, Inc., 4.875%, 6/01/2026		720,000	730,800
Teleflex, Inc., 4.625%, 11/15/2027		880,000	869,440

			$3,112,249
Metals & Mining - 2.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$540,000	$541,350
Big River Steel LLC, 7.25%, 9/01/2025 (n)		585,000	608,400
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	195,285
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		$870,000	793,875
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		920,000	818,800
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		1,795,000	1,875,775
Kaiser Aluminum Corp., 5.875%, 5/15/2024		524,000	533,170
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		920,000	715,300
Novelis Corp., 5.875%, 9/30/2026 (n)		1,025,000	998,739
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		460,000	440,450
Steel Dynamics, Inc., 4.125%, 9/15/2025		365,000	360,894
Steel Dynamics, Inc., 5%, 12/15/2026		350,000	357,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025 (n)		440,000	433,400
TMS International Corp., 7.25%, 8/15/2025 (n)		745,000	726,375

			$9,399,688
Midstream - 3.8%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,232,000	$1,298,220
AI Candelaria Spain SLU, 7.5%, 12/15/2028		250,000	263,438
APT Pipelines Ltd., 5%, 3/23/2035 (n)		280,000	297,019
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		365,000	363,175
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)		555,000	557,775
Cheniere Energy Partners LP, 5.25%, 10/01/2025		500,000	501,250
Cheniere Energy, Inc., 5.875%, 3/31/2025		1,395,000	1,499,625
DCP Midstream Operating LP, 4.95%, 4/01/2022		651,000	669,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
DCP Midstream Operating LP, 3.875%, 3/15/2023	$770,000	$760,375
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	670,000	696,800
DCP Midstream Operating LP, 5.6%, 4/01/2044	615,000	573,488
EnLink Midstream Partners LP, 4.4%, 4/01/2024	1,845,000	1,812,712
MPLX LP, 4.5%, 4/15/2038	170,000	161,450
ONEOK, Inc., 4.95%, 7/13/2047	474,000	473,151
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	333,000	336,610
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,320,000	1,313,400
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	860,000	862,967
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	680,000	681,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	1,735,000	1,743,675

		$14,866,546
Mortgage-Backed - 2.5%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035	$139,457	$150,895
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	35,731	40,571
Fannie Mae, 6%, 8/01/2034 - 2/01/2037	59,799	66,661
Freddie Mac, 2.811%, 1/25/2025	5,900,000	6,023,864
Freddie Mac, 0.109%, 2/25/2025 (i)	38,000,000	337,155
Freddie Mac, 3.194%, 7/25/2027	1,073,000	1,119,384
Freddie Mac, 0.125%, 2/25/2028 (i)	36,576,000	493,235
Freddie Mac, 0.29%, 2/25/2028 (i)	15,572,000	409,782
Freddie Mac, 0.105%, 4/25/2028 (i)	15,983,000	199,465
Freddie Mac, 3.9%, 8/25/2028	1,000,000	1,097,488
Freddie Mac, 6%, 8/01/2034	51,827	58,067

		$9,996,567
Municipal - 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027	$20,000	$20,430
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	346,000	388,209
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030	221,000	250,596
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2022	95,000	96,089

		$755,324
Natural Gas - Distribution - 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$248,000	$246,835
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	323,000	335,920

		$582,755

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Natural Gas - Pipeline - 0.4%
Peru LNG, 5.375%, 3/22/2030		$1,558,000	$1,652,259

Network & Telecom - 0.4%
C&W Senior Financing Designated Activity, 7.5%, 10/15/2026 (n)		$388,000	$397,700
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		500,000	514,375
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		645,000	662,738

			$1,574,813
Oil Services - 0.6%
Apergy Corp., 6.375%, 5/01/2026		$1,280,000	$1,312,000
Diamond Offshore Drill Co., 5.7%, 10/15/2039		945,000	590,625
Ensign Drilling, Inc., 9.25%, 4/15/2024 (z)		70,000	66,937
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025		376,000	347,800

			$2,317,362
Oils - 1.0%
Marathon Petroleum Corp., 4.75%, 9/15/2044		$200,000	$203,451
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	231,253
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$2,030,000	2,055,375
PBF Holding Co. LLC/PBF Finance Corp., 7%, 11/15/2023		150,000	153,000
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		610,000	619,150
Phillips 66, 4.875%, 11/15/2044		150,000	163,551
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	419,038

			$3,844,818
Other Banks & Diversified Financials - 0.8%
AIB Group PLC, 1.25%, 5/28/2024	EUR	100,000	$110,809
Belfius Bank S.A., 3.125%, 5/11/2026		200,000	242,310
BPCE S.A., 0.625%, 9/26/2023		100,000	113,498
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	148,305
Commerzbank AG, 0.625%, 8/28/2024	EUR	90,000	100,871
Cooperatieve Rabobank U.A., 1.125%, 5/07/2031		100,000	110,844
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	135,102
JSC Kazkommertsbank, 5.5%, 12/21/2022		$834,460	834,894
KBC Group N.V., 0.875%, 6/27/2023	EUR	100,000	114,262
Macquarie Group Ltd., 1.25%, 3/05/2025		100,000	113,337
UBS AG, 5.125%, 5/15/2024		$447,000	465,985
UniCredit S.p.A., 1%, 1/18/2023	EUR	250,000	269,512
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)		$350,000	365,621
United Overseas Bank Ltd., 3.75% to 4/15/2024, FLR (CMT -5yr. + 1.5%) to 4/15/2029 (n)		200,000	204,274

			$3,329,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Pharmaceuticals - 0.8%
Allergan Funding SCS, 2.625%, 11/15/2028	EUR	130,000	$153,605
Bayer Capital Corp. B.V., 1.5%, 6/26/2026		200,000	225,829
Eagle Holding Co. II LLC, 7.625%, 5/15/2022 (n)		$600,000	600,750
Eagle Holding Co. II LLC, 7.75%, 5/15/2022 (z)		50,000	50,313
Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023 (n)		345,000	257,887
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026 (z)	EUR	100,000	120,576
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026		150,000	180,864
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		$368,000	368,920
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		1,345,000	1,310,534

			$3,269,278
Pollution Control - 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$242,000	$256,564

Printing & Publishing - 0.4%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,179,000	$1,166,149
TEGNA, Inc., 5.5%, 9/15/2024 (n)		384,000	390,240

			$1,556,389
Real Estate - Apartment - 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	$336,210

Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,160,000	$1,169,396
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		890,000	878,875

			$2,048,271
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$253,618
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	150,000	171,020

			$424,638
Real Estate - Other - 0.6%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$800,000	$805,760
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		1,390,000	1,433,438

			$2,239,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Restaurants - 0.5%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$705,000	$699,713
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,195,000	1,207,404

			$1,907,117
Retailers - 0.9%
AA Bond Co. Ltd., 2.75%, 7/31/2043	GBP	200,000	$230,844
AA Bond Co. Ltd., 2.875%, 7/31/2043		175,000	210,444
Best Buy Co., Inc., 4.45%, 10/01/2028		$222,000	228,617
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		485,000	489,850
EG Global Finance PLC, 6.75%, 2/07/2025 (z)		400,000	392,500
Home Depot, Inc., 2.625%, 6/01/2022		231,000	232,720
Home Depot, Inc., 3%, 4/01/2026		310,000	314,904
L Brands, Inc., 5.25%, 2/01/2028		585,000	523,575
Party City Holdings, Inc., 6.625%, 8/01/2026 (z)		105,000	104,475
S.A.C.I. Falabella, 3.75%, 4/30/2023		502,000	503,844
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		435,000	429,563

			$3,661,336
Specialty Chemicals - 0.5%
Koppers, Inc., 6%, 2/15/2025 (n)		$649,000	$609,654
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,200,000	1,215,000

			$1,824,654
Specialty Stores - 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024		$395,000	$395,987
Penske Automotive Group Co., 5.5%, 5/15/2026		515,000	509,850
Richemont International S.A., 1.5%, 3/26/2030	EUR	100,000	118,252

			$1,024,089
Supermarkets - 0.5%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022		$1,553,000	$1,617,449
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	211,333

			$1,828,782
Supranational - 0.6%
European Stability Mechanism, 0.75%, 3/15/2027	EUR	1,720,000	$2,033,879
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	120,422
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		210,000	166,724
International Finance Corp., 3.25%, 7/22/2019		305,000	212,100

			$2,533,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - 3.7%
Altice France S.A., 6.25%, 5/15/2024 (n)		$225,000	$228,094
Altice France S.A., 8.125%, 2/01/2027 (n)		675,000	674,156
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		200,000	203,500
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		635,000	584,644
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	475,854
American Tower Corp., REIT, 4%, 6/01/2025		250,000	260,160
Crown Castle International Corp., 3.7%, 6/15/2026		157,000	158,869
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		720,000	471,247
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)		400,000	394,000
Millicom International Cellular S.A., 5.125%, 1/15/2028		1,554,000	1,529,727
SBA Communications Corp., 4%, 10/01/2022		1,190,000	1,183,598
SBA Communications Corp., 4.875%, 9/01/2024		735,000	727,907
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	219,812
SFR Group S.A., 7.375%, 5/01/2026 (n)		650,000	634,969
Sprint Corp., 7.875%, 9/15/2023		1,375,000	1,474,687
Sprint Corp., 7.125%, 6/15/2024		1,490,000	1,549,600
Sprint Nextel Corp., 6%, 11/15/2022		455,000	464,246
Tele2 AB Co., 2.125%, 5/15/2028	EUR	300,000	353,937
T-Mobile USA, Inc., 6.5%, 1/15/2024		$315,000	325,238
T-Mobile USA, Inc., 5.125%, 4/15/2025		860,000	873,975
T-Mobile USA, Inc., 6.5%, 1/15/2026		700,000	738,500
T-Mobile USA, Inc., 5.375%, 4/15/2027		755,000	785,910
Vodafone Group PLC, 0.9%, 11/24/2026	EUR	100,000	111,717
Vodafone Group PLC, 2.5%, 5/24/2039		100,000	110,896

			$14,535,243
Telephone Services - 0.5%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$390,975
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,215,000	1,216,519
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	202,391

			$1,809,885
Tobacco - 0.1%
Altria Group, Inc., 1.7%, 6/15/2025	EUR	120,000	$135,952
Altria Group, Inc., 3.125%, 6/15/2031		100,000	116,657
Imperial Brands Finance PLC, 1.375%, 1/27/2025		150,000	169,718

			$422,327
Transportation - Services - 0.7%
Abertis Infraestructuras S.A., 2.375%, 9/27/2027	EUR	100,000	$115,905
Autostrade per l’Italia S.p.A., 6.25%, 6/09/2022	GBP	150,000	207,668
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	333,262
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	164,281

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - continued
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		$1,970,000	$1,773,000
Transurban Finance Co., 1.75%, 3/29/2028	EUR	100,000	117,303

			$2,711,419
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$13,222,000	$15,506,927
U.S. Treasury Bonds, 3.125%, 2/15/2043		175,200	193,336
U.S. Treasury Notes, 2%, 11/15/2026 (f)		25,859,000	25,765,059
U.S. Treasury Notes, 2.25%, 11/15/2027		5,870,000	5,935,579
U.S. Treasury Notes, 2.75%, 2/15/2028		1,344,000	1,411,777
U.S. Treasury Notes, 2.875%, 5/15/2028		750,000	795,850

			$49,608,528
Utilities - Electric Power - 3.6%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (z)		$1,788,000	$1,784,424
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)		1,945,000	1,940,137
Consorcio Transmantaro S.A., 4.7%, 4/16/2034 (n)		200,000	205,502
Covanta Holding Corp., 5.875%, 3/01/2024		855,000	876,375
Covanta Holding Corp., 5.875%, 7/01/2025		230,000	234,888
Covanta Holding Corp., 6%, 1/01/2027		655,000	667,458
Drax Finco PLC, 6.625%, 11/01/2025 (n)		950,000	963,082
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	314,817
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	206,902
Emera U.S. Finance LP, 2.7%, 6/15/2021		98,000	97,653
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	112,597
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	100,000	146,660
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$200,000	187,076
Exelon Corp., 3.497%, 6/01/2022		151,000	153,726
Greenko Dutch B.V., 5.25%, 7/24/2024		1,082,000	1,034,392
Iberdrola International B.V., 3.25% to 2/12/2025, FLR (EUR Swap Rate - 5yr. + 2.973%) to 2/12/2030, FLR (EUR Swap Rate - 5yr. + 3.223%) to 2/12/2045, FLR (EUR Swap Rate - 5yr. + 3.973%) to 2/21/2068	EUR	200,000	233,538
innogy Finance B.V., 1.625%, 5/30/2026		170,000	201,425
innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	153,321
innogy Finance B.V., 1.5%, 7/31/2029		$200,000	228,665
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		961,000	1,043,951
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		377,000	387,743
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,175,000	1,167,656
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		355,000	344,350
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	258,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)	$866,032	$852,525
Virginia Electric & Power Co., 3.5%, 3/15/2027	475,000	493,937

		$14,290,841
Total Bonds (Identified Cost, $468,528,331)		$472,867,684

Common Stocks - 0.2%
Construction - 0.1%
ICA Tenedora, S.A. de C.V. (a)	110,552	$196,744

Energy - Independent - 0.0%
Frontera Energy Corp.	16,354	$163,452

Oil Services - 0.1%
LTRI Holdings LP (a)(u)	615	$546,993
Total Common Stocks (Identified Cost, $1,842,621)		$907,189

Floating Rate Loans (r) - 0.2%
Conglomerates - 0.0%
Gates Global LLC, Term Loan B2, 5.189%, 4/01/2024	$119,394	$118,562

Medical & Health Technology & Services - 0.2%
DaVita, Inc., Term Loan B, 5.189%, 6/24/2021	$547,351	$546,325
Total Floating Rate Loans (Identified Cost, $661,981)		$664,887

Convertible Bonds - 0.1%
Cable TV - 0.1%
DISH Network Corp., 3.375%, 8/15/2026 (Identified Cost, $199,171)	$220,000	$202,153

	Strike Price	First Exercise
Warrants - 0.0%
Forest & Paper Products - 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	274	$137
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	274	34
Total Warrants (Identified Cost, $0)				$171

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 3.9%

Issuer	Shares/Par	Value ($)
Money Market Funds - 3.9%
MFS Institutional Money Market Portfolio, 2.46% (v) (Identified Cost, $15,609,725)	15,611,015	$15,611,015

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options - 0.0%
Market Index Securities - 0.0%
Markit iTraxx Europe Index - September 2019 @ EUR 73 (Premiums Paid, $80,408)	Put	Merrill Lynch International	$18,622,955	EUR	16,400,000	$87,268

Written Options (see table below) - 0.0%
(Premiums Received, $71,344)						$(94,053)

Other Assets, Less Liabilities - (23.9)%						(94,526,515)
Net Assets - 100.0%						$395,719,799

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $15,611,015 and $474,729,352, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $178,789,378, representing 45.2% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)

The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.

(u)

The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024	5/30/19	$1,788,000	$1,784,424
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	482,712	370
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.029% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	327,151	312,304
Dominican Republic, 6.4%, 6/05/2049	5/29/19	1,350,473	1,356,064
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.496% (LIBOR - 3mo. + 0.9%), 4/15/2029	4/09/18	592,000	587,748
Eagle Holding Co. II LLC, 7.75%, 5/15/2022	5/07/19	49,507	50,313
EG Global Finance PLC, 6.75%, 2/07/2025	5/02/19	400,496	392,500
Eni S.p.A., 4.25%, 5/09/2029	5/02/19	199,486	203,594
Ensign Drilling, Inc., 9.25%, 4/15/2024	5/03/19	69,394	66,937
Flagship CLO, 2014-8A, “BRR”, FLR, 4.001% (LIBOR -3mo. + 1.4%), 1/16/2026	2/07/19	1,135,682	1,134,569
Garda World Security Corp., 8.75%, 5/15/2025	5/14/19-5/28/19	52,976	52,525
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.301% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	940,000	927,516
HD Supply, Inc., 5.375%, 10/15/2026	5/31/19	351,900	351,038
Hellenic Republic, 3.45%, 4/02/2024	1/29/19	1,476,987	1,566,104
IAA Spinco, Inc., 5.5%, 6/15/2027	5/22/19-5/23/19	880,906	883,041
Live Nation Entertainment, Inc., 4.875%, 11/01/2024	4/10/19-4/12/19	265,127	260,650
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	8/30/18	875,068	872,175
Match Group, Inc., 5%, 12/15/2027	5/10/19	252,177	250,625
MPH Acquisition Holdings LLC, 7.125%, 6/01/2024	3/20/19-4/02/19	419,038	417,900
Netflix, Inc., 3.875%, 11/15/2029	4/29/19	678,541	683,696
Party City Holdings, Inc., 6.625%, 8/01/2026	5/09/19	102,651	104,475
Republic of Guatemala, 4.9%, 6/01/2030	5/23/19	649,488	651,412
Republic of Guatemala, 6.125%, 6/01/2050	5/23/19	1,126,702	1,136,259
Republic of Kenya, 8%, 5/22/2032	5/15/19	1,028,000	1,004,654
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/2026	11/15/18	113,188	120,576
Team Health Holdings to Team Health, Inc., 6.375%, 2/01/2025	5/15/19-5/23/19	144,802	140,144
Ultrapar International S.A., 5.25%, 6/06/2029	5/30/19	552,000	548,688
Vinci S.A., 3.75%, 4/10/2029	4/03/19	302,257	315,552
Total Restricted Securities			$16,175,853
% of Net assets			4.1%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Derivative Contracts at 5/31/19

Written Options

Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives

Market Index Securities
Markit CDX North America Investment Grade Index	Put	Goldman Sachs International	$(19,600,000)	$(19,912,544)	$70	September - 2019	$(94,053)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	22,000	USD	21,748	UBS AG	7/12/2019	$305
EUR	159,185	USD	178,367	Brown Brothers Harriman	7/12/2019	39
EUR	434,277	USD	485,346	Merrill Lynch International	7/12/2019	1,366
EUR	1,374,241	USD	1,535,841	NatWest Markets PLC	7/12/2019	4,329
EUR	617,514	USD	690,529	State Street Bank Corp.	7/12/2019	1,545
GBP	200,718	USD	254,037	Merrill Lynch International	7/12/2019	216
INR	205,889,000	USD	2,934,899	JPMorgan Chase Bank N.A.	7/10/2019	8,002
JPY	52,004,193	USD	470,657	Merrill Lynch International	7/12/2019	10,709
JPY	230,000,000	USD	2,107,585	UBS AG	7/12/2019	21,363
PHP	105,000,000	USD	1,996,577	JPMorgan Chase Bank N.A.	7/10/2019	11,009
USD	8,997,393	AUD	12,588,784	Deutsche Bank AG	7/12/2019	254,509
USD	1,548,216	AUD	2,196,000	Goldman Sachs International	7/12/2019	23,098
USD	1,516,944	AUD	2,150,917	JPMorgan Chase Bank N.A.	7/12/2019	23,136
USD	100,362	AUD	142,000	NatWest Markets PLC	7/12/2019	1,743
USD	672,661	AUD	956,624	UBS AG	7/12/2019	8,287
USD	146,696	CAD	196,000	Citibank N.A.	7/12/2019	1,539
USD	14,437,230	CAD	19,177,839	Deutsche Bank AG	7/12/2019	234,131
USD	232,699	CHF	231,125	BNP Paribas S.A.	7/12/2019	1,019
USD	1,031,309	EUR	914,000	Citibank N.A.	7/12/2019	6,951
USD	159,663	EUR	140,000	Deutsche Bank AG	7/12/2019	2,759
USD	1,131,660	EUR	994,464	JPMorgan Chase Bank N.A.	7/12/2019	17,122
USD	56,646,657	EUR	49,876,325	Merrill Lynch International	7/12/2019	748,153
USD	998,707	EUR	887,242	NatWest Markets PLC	7/12/2019	4,337
USD	853,728	EUR	751,239	State Street Bank Corp.	7/12/2019	11,783
USD	1,391,813	EUR	1,236,643	UBS AG	7/12/2019	5,857
USD	279,960	GBP	212,073	Citibank N.A.	7/12/2019	11,323
USD	7,569,587	GBP	5,768,030	Deutsche Bank AG	7/12/2019	263,119
USD	424,091	GBP	322,568	JPMorgan Chase Bank N.A.	7/12/2019	15,488
USD	382,696	GBP	292,914	Merrill Lynch International	7/12/2019	11,657
USD	675,474	GBP	518,941	UBS AG	7/12/2019	18,122
USD	2,006,967	HKD	15,718,000	Citibank N.A.	7/12/2019	1,311
USD	21,403	MXN	408,735	JPMorgan Chase Bank N.A.	7/12/2019	684
USD	3,037,111	NZD	4,496,259	Deutsche Bank AG	7/12/2019	93,179
USD	266,472	SEK	2,517,000	Citibank N.A.	7/12/2019	376
USD	714,417	SEK	6,748,000	Goldman Sachs International	7/12/2019	1,020
USD	15,554	SGD	21,000	JPMorgan Chase Bank N.A.	7/12/2019	259
USD	536,755	ZAR	7,611,999	JPMorgan Chase Bank N.A.	7/12/2019	16,612

						$1,836,457

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
AUD	280,000	USD	196,297	Goldman Sachs International	7/12/2019	$(1,837)
AUD	7,000,000	USD	5,032,777	JPMorgan Chase Bank N.A.	7/12/2019	(171,292)
AUD	1,795,438	USD	1,290,656	UBS AG	7/12/2019	(43,728)
CAD	806,519	USD	597,465	Citibank N.A.	7/12/2019	(157)
CAD	1,327,000	USD	994,533	Merrill Lynch International	7/12/2019	(11,758)
CHF	242,208	USD	244,500	State Street Bank Corp.	7/12/2019	(1,710)
DKK	31,438	USD	4,783	UBS AG	7/12/2019	(64)
EUR	100,382	USD	112,614	Brown Brothers Harriman	7/12/2019	(111)
EUR	1,556,305	USD	1,750,000	Citibank N.A.	7/12/2019	(5,784)
EUR	306,940	USD	345,341	Deutsche Bank AG	7/12/2019	(1,341)
EUR	319,199	USD	360,637	NatWest Markets PLC	7/12/2019	(2,897)
EUR	1,482,864	USD	1,672,180	UBS AG	7/12/2019	(10,272)
GBP	159,621	USD	208,732	Citibank N.A.	7/12/2019	(6,538)
GBP	21,000	USD	27,493	NatWest Markets PLC	7/12/2019	(892)
HKD	15,718,000	USD	2,007,527	NatWest Markets PLC	7/12/2019	(1,871)
KRW	18,240,500	USD	16,246	JPMorgan Chase Bank N.A.	7/10/2019	(909)
MXN	37,500,000	USD	1,956,954	JPMorgan Chase Bank N.A.	6/10/2019	(45,573)
NOK	8,474,000	USD	1,001,403	Citibank N.A.	7/12/2019	(31,785)
NOK	33,111,077	USD	3,891,767	Goldman Sachs International	7/12/2019	(103,104)
NOK	8,474,000	USD	1,001,350	JPMorgan Chase Bank N.A.	7/12/2019	(31,731)
NOK	853,725	USD	100,397	State Street Bank Corp.	7/12/2019	(2,711)
NZD	88,690	USD	59,911	Barclays Bank PLC	7/12/2019	(1,841)
NZD	1,466,000	USD	977,835	JPMorgan Chase Bank N.A.	7/12/2019	(17,970)
SEK	294,000	USD	32,028	JPMorgan Chase Bank N.A.	7/12/2019	(946)
SEK	448,000	USD	47,503	NatWest Markets PLC	7/12/2019	(140)
SGD	23,141	USD	17,137	Citibank N.A.	7/12/2019	(282)
ZAR	351,852	USD	24,811	Merrill Lynch International	7/12/2019	(768)
USD	391,578	AUD	566,000	Citibank N.A.	7/12/2019	(1,507)
USD	268,291	EUR	240,000	Brown Brothers Harriman	7/12/2019	(687)
USD	504,780	EUR	450,585	Citibank N.A.	7/12/2019	(210)
USD	132,726	EUR	118,779	NatWest Markets PLC	7/12/2019	(394)
USD	196,099	GBP	155,000	Brown Brothers Harriman	7/12/2019	(243)
USD	2,901,830	IDR	42,050,413,000	JPMorgan Chase Bank N.A.	7/10/2019	(33,003)
USD	2,241,232	JPY	245,185,398	Citibank N.A.	7/12/2019	(28,277)
USD	8,972,187	JPY	989,673,539	HSBC Bank	7/12/2019	(188,522)
USD	64,421	JPY	7,135,000	UBS AG	7/12/2019	(1,622)
USD	1,966,273	PHP	104,999,000	JPMorgan Chase Bank N.A.	7/10/2019	(41,294)
USD	982,793	SEK	9,444,000	Goldman Sachs International	7/12/2019	(15,625)
USD	936,392	ZAR	13,757,000	Goldman Sachs International	7/12/2019	(3,652)

						$(813,048)

Portfolio of Investments (unaudited) – continued

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives

Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	2	$441,185	June - 2019	$34,046
U.S. Treasury Note 5 yr	Long	USD	24	2,816,813	September - 2019	10,416
U.S. Treasury Ultra Bond	Long	USD	29	5,097,656	September - 2019	66,144

						$110,606

Liability Derivatives

Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	204	$30,520,178	June - 2019	$(431,189)
Euro-Bund 10 yr	Short	EUR	90	16,925,492	June - 2019	(542,825)
Long Gilt 10 yr	Short	GBP	3	491,730	September - 2019	(958)
U.S. Treasury Bond	Short	USD	1	153,719	September - 2019	(1,234)
U.S. Treasury Note 10 yr	Short	USD	442	56,023,500	September - 2019	(308,861)
U.S. Treasury Note 2 yr	Short	USD	10	2,146,719	September - 2019	(5,270)
U.S. Treasury Ultra Note 10 yr	Short	USD	1	136,547	September - 2019	(925)

						$(1,291,262)

Uncleared Swap Agreements

Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives

Credit Default Swaps
6/24/20	EUR	200,000	Merrill Lynch International	1.00%/Quarterly	(1)	$(1,758)	$1,700	$(58)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by LafargeHolcim Ltd., 3.00%, 11/22/2022, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Portfolio of Investments (unaudited) – continued

At May 31, 2019, the fund had liquid securities with an aggregate value of $972,457 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $471,312,512)	$474,729,352
Investments in affiliated issuers, at value (identified cost, $15,609,725)	15,611,015
Cash	3,004
Receivables for
Forward foreign currency exchange contracts	1,836,457
Investments sold	12,364,068
Interest	5,363,698
Other assets	27,632
Total assets	$509,935,226

Liabilities
Notes payable	$100,000,000
Payables for
Distributions	169,394
Forward foreign currency exchange contracts	813,048
Net daily variation margin on open futures contracts	321,392
Investments purchased	12,290,873
Written options outstanding	94,053
Uncleared swaps, at value (net of unamortized premiums paid, $1,700)	58
Payable to affiliates
Investment adviser	11,784
Transfer agent and dividend disbursing costs	1,379
Payable for independent Trustees’ compensation	9,096
Deferred country tax expense payable	109,688
Accrued interest expense	254,912
Accrued expenses and other liabilities	139,750
Total liabilities	$114,215,427
Net assets	$395,719,799

Net assets consist of
Paid-in capital	$423,839,416
Total distributable earnings (loss)	(28,119,617)
Net assets	$395,719,799
Shares of beneficial interest outstanding (45,198,971 shares authorized less 31,114 capital shares to be retired)	45,167,857
Net asset value per share (net assets of $395,719,799 / 45,167,857 shares of beneficial interest outstanding)	$8.76

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$11,222,722
Dividends from affiliated issuers	124,144
Other	12,281
Dividends	5,989
Foreign taxes withheld	(5,558)
Total investment income	$11,359,578
Expenses
Management fee	$1,109,101
Transfer agent and dividend disbursing costs	29,173
Administrative services fee	32,243
Independent Trustees’ compensation	37,993
Stock exchange fee	23,184
Custodian fee	27,533
Shareholder communications	79,205
Audit and tax fees	42,306
Legal fees	7,141
Interest expense and fees	1,498,836
Miscellaneous	30,306
Total expenses	$2,917,021
Net investment income (loss)	$8,442,557

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $19,254 country tax)	$28,526
Affiliated issuers	(145)
Written options	6,806
Futures contracts	(3,111,341)
Swap agreements	(370)
Forward foreign currency exchange contracts	2,502,239
Foreign currency	19,944
Net realized gain (loss)	$(554,341)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $90,434 increase in deferred country tax)	$22,815,648
Affiliated issuers	259
Written options	(22,709)
Futures contracts	(600,355)
Swap agreements	(1,758)
Forward foreign currency exchange contracts	(921,647)
Translation of assets and liabilities in foreign currencies	2,628
Net unrealized gain (loss)	$21,272,066
Net realized and unrealized gain (loss)	$20,717,725
Change in net assets from operations	$29,160,282

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/19 (unaudited)	Year ended 11/30/18

From operations
Net investment income (loss)	$8,442,557	$17,061,668
Net realized gain (loss)	(554,341)	373,434
Net unrealized gain (loss)	21,272,066	(24,769,984)
Change in net assets from operations	$29,160,282	$(7,334,882)
Distributions to shareholders	$(10,234,607)	$(21,051,651)
Tax return of capital distributions to shareholders	$—	$(13,356,181)
Distributions from other sources	$(5,560,934)	$—
Change in net assets from fund share transactions	$(14,096,244)	$(18,396,721)
Total change in net assets	$(731,503)	$(60,139,435)

Net assets
At beginning of period	396,451,302	456,590,737
At end of period	$395,719,799	$396,451,302

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/19 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$29,160,282

Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(235,992,721)
Proceeds from disposition of investment securities	261,781,436
Purchases of short-term investments, net	(3,986,924)
Realized gain/loss on investments	(47,780)
Unrealized appreciation/depreciation on investments	(22,906,341)
Unrealized appreciation/depreciation on foreign currency contracts	921,647
Unrealized appreciation/depreciation on swaps	1,758
Net amortization/accretion of income	121,361
Increase in interest receivable	(51,035)
Increase in accrued expenses and other liabilities	103,547
Increase in payable for net daily variation margin on open futures contracts	242,836
Increase in other assets	(23,881)
Increase in interest payable	23,475
Net cash provided by operating activities	$29,347,660

Cash flows from financing activities:
Distributions paid in cash	(15,798,834)
Repurchase of shares of beneficial interest	(14,311,253)
Net cash used by financing activities	$(30,110,087)
Net decrease in cash and restricted cash (a)	$(762,427)

Cash and restricted cash:
Beginning of period (including foreign currency of $762,965)	$765,431
End of period	$3,004

(a)	See Note 2 for more information on presentational changes to the Statement of Cash Flows that were effective with the beginning of the current reporting period.

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2019 for interest was $1,475,361.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/19		Year ended
			11/30/18	11/30/17	11/30/16		11/30/15	11/30/14
	(unaudited)
Net asset value, beginning of period	$8.44		$9.26	$9.26	$9.20		$10.17	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	$0.39	$0.46	(c)	$0.49	$0.52
Net realized and unrealized gain (loss)	0.45		(0.50)	0.33	0.32		(0.68)	0.04
Total from investment operations	$0.63		$(0.15)	$0.72	$0.78		$(0.19)	$0.56

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.43)	$(0.32)	$(0.50)		$(0.81)	$(0.58)
From tax return of capital	—		(0.28)	(0.43)	(0.24)		—	—
From other sources	(0.12)		—	—	—		—	—
Total distributions declared to shareholders	$(0.34)		$(0.71)	$(0.75)	$(0.74)		$(0.81)	$(0.58)
Net increase from repurchase of capital shares	$0.03		$0.04	$0.03	$0.02		$0.03	$0.02
Net asset value, end of period (x)	$8.76		$8.44	$9.26	$9.26		$9.20	$10.17
Market value, end of period	$7.92		$7.41	$8.40	$8.35		$7.92	$8.81
Total return at market value (%)	11.69	(n)	(3.56)	9.67	15.19		(1.28)	4.68
Total return at net asset value (%) (j)(r)(s)(x)	8.46	(n)	(0.36)	9.02	9.97	(c)	(0.66)	6.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.26	1.05	0.99	(c)	0.90	0.87
Expenses after expense reductions (f)	N/A		N/A	N/A	N/A		N/A	0.87
Net investment income (loss)	4.26	(a)	4.00	4.16	5.01	(c)	5.01	5.09
Portfolio turnover	49	(n)	96	52	43		37	44
Net assets at end of period (000 omitted)	$395,720		$396,451	$456,591	$477,122		$484,037	$548,530

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.72	(a)	0.70	0.71	0.73	(c)	0.73	0.72

Financial Highlights – continued

	Six months ended 5/31/19	Year ended
		11/30/18	11/30/17	11/30/16	11/30/15	11/30/14
	(unaudited)

Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,957	$4,965	$5,566	$5,771	$5,840	$6,485

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)

Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)

The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”), which is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The fund adopted ASU 2016-18 effective with the beginning of the current reporting period, which resulted in changes to the presentation of restricted cash in the fund’s Statement of Cash Flows and additional disclosures regarding the nature of the restrictions on cash and restricted cash.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that purchased callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years.

Notes to Financial Statements (unaudited) – continued

Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of May 31, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$163,452	$196,915	$546,993	$907,360
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	49,608,528	—	49,608,528
Non-U.S. Sovereign Debt	—	122,232,114	—	122,232,114
Municipal Bonds	—	755,324	—	755,324
U.S. Corporate Bonds	—	199,702,476	—	199,702,476
Residential Mortgage-Backed Securities	—	9,996,567	—	9,996,567
Commercial Mortgage-Backed Securities	—	1,977,303	—	1,977,303
Asset-Backed Securities (including CDOs)	—	9,544,523	—	9,544,523
Foreign Bonds	—	79,340,270	—	79,340,270
Floating Rate Loans	—	664,887	—	664,887
Mutual Funds	15,611,015	—	—	15,611,015
Total	$15,774,467	$474,018,907	$546,993	$490,340,367

Other Financial Instruments
Futures Contracts – Assets	$110,606	$—	$—	$110,606
Futures Contracts – Liabilities	(1,291,262)	—	—	(1,291,262)
Forward Foreign Currency Exchange Contracts – Assets	—	1,836,457	—	1,836,457
Forward Foreign Currency Exchange Contracts – Liabilities	—	(813,048)	—	(813,048)
Swap Agreements – Liabilities	—	(58)	—	(58)
Written Options – Liabilities	—	(94,053)	—	(94,053)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/18	$546,993
Change in unrealized appreciation or depreciation	0
Balance as of 5/31/19	$546,993

The net change in unrealized appreciation or depreciation from investments held as level 3 at May 31, 2019 is $0. At May 31, 2019, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2019 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)

Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$110,606	$(1,291,262)
Interest Rate	Purchased Interest Rate Options	87,268	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,836,457	(813,048)
Credit	Credit Default Swaps	—	(58)
Credit	Written Credit Options	—	(94,053)
Total		$2,034,331	$(2,198,421)

(a)

The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(3,111,341)	$—	$—	$(16,834)	$—
Foreign Exchange	—	—	2,502,239	—	—
Credit	—	(370)	—	—	6,806
Total	$(3,111,341)	$(370)	$2,502,239	$(16,834)	$6,806

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2019 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(600,355)	$—	$—	$6,860	$—
Foreign
Exchange	—	—	(921,647)	—	—
Credit	—	(1,758)	—	—	(22,709)
Total	$(600,355)	$(1,758)	$(921,647)	$6,860	$(22,709)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements.

Notes to Financial Statements (unaudited) – continued

For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.

Written Options – In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified

Notes to Financial Statements (unaudited) – continued

period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized

Notes to Financial Statements (unaudited) – continued

appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of May 31, 2019 is disclosed in the footnotes to the Portfolio of Investments. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make

Notes to Financial Statements (unaudited) – continued

is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of May 31, 2019, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of €200,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund’s Statement of Assets and Liabilities includes cash on hand at the fund’s custodian bank and does not include any short-term investments. Restricted cash is presented in the fund’s Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:

5/31/19
Cash	$3,004
Restricted cash	—
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$3,004

The beginning of period cash and restricted cash balance in the Statement of Cash Flows is comprised of cash of $765,431, restricted cash of $0, and restricted cash included in deposits with brokers of $0.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Notes to Financial Statements (unaudited) – continued

To mitigate the counterparty credit risk on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended May 31, 2019, the amount of distributions estimated to be a tax return of capital was approximately $5,560,934 which is reported as distributions from other sources in the Statements of Changes in Net Assets.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 11/30/18
Ordinary income (including any short-term capital gains)	$21,051,651
Tax return of capital (b)	13,356,181

Total distributions	$34,407,832

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/19

Cost of investments	$490,749,370
Gross appreciation	11,422,881

Gross depreciation	(11,831,884)
Net unrealized appreciation (depreciation)	$(409,003)

As of 11/30/18

Capital loss carryforwards	(17,660,306)
Other temporary differences	(187,988)
Net unrealized appreciation (depreciation)	(23,636,064)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(5,165,645)
Long-Term	(12,494,661)
Total	$(17,660,306)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax

Notes to Financial Statements (unaudited) – continued

elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2019 was equivalent to an annual effective rate of 0.56% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2019, these fees paid to MFSC amounted to $7,603.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2019 was equivalent to an annual effective rate of 0.0163% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,923 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $9,081 at May 31, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2019, the fee paid by the fund under this agreement was $355 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $790,350 and $226,375, respectively. The sales transactions resulted in net realized gains (losses) of $15,615.

(4) Portfolio Securities

For the six months ended May 31, 2019, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$48,777,069	$90,034,159
Non-U.S. Government securities	$184,994,035	$171,459,259

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 1,822,049 shares of beneficial interest during the six months ended May 31, 2019 at an average price per share of $7.74 and a weighted average discount of 10.22% per share. The fund repurchased 2,302,529 shares of beneficial interest during the year ended November 30, 2018 at an average price per share of $7.99 and a weighted average discount of 9.69% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/19		Year ended 11/30/18

	Shares	Amount	Shares	Amount
Capital shares repurchased	(1,822,049)	$(14,096,244)	(2,302,529)	$(18,396,721)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2019, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2019. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 19, 2020. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread with the option to choose LIBOR periods of overnight, 1, 2, 3, or 6 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $1,497,297 during

Notes to Financial Statements (unaudited) – continued

the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2019, the average loan balance was $100,000,000 at a weighted average annual interest rate of 3.00%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,623,832	$79,358,914	$75,371,845	$(145)	$259	$15,611,015

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$124,144	$—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2019, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2019. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2018 and the financial highlights for each of the five years in the period ended November 30, 2018, and in our report dated January 15, 2019, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2019

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT (for first and third fiscal quarters ending March 31, 2019 or after). The fund’s Form N-Q or Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/closedendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/closedendfunds by choosing the fund’s name.

Additional information about the fund (e.g., performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Information regarding the portfolio manager(s) of the MFS Charter Income Trust (the “Fund”) is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund. Effective February 1, 2019, Andy Li became a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead and Debt Instruments Portfolio Manager	2015	Investment Office of MFS; employed in the investment area of MFS since 2011.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2013.

Andy Li	Investment Grade Debt Instruments Portfolio Manager	February 2019	Employed in the investment area of MFS since 2018, Portfolio Manager at Man GLG from 2014 to 2018; Portfolio Manager at ECM Asset Management prior to 2014

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area of MFS since 1997.

Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment area of MFS since 2013

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; Employed in the investment area of MFS since 2002.

Compensation

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2018, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten-, five-, and three-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2018, the following benchmarks were used to measure the following portfolio manager’s performance for the Fund:

Fund	Portfolio Manager	Benchmark(s)
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Pilar Gomez-Bravo

FTSE World Government Bond Non-Dollar Hedged Index

JPMorgan Emerging Markets Bond Index Global Bloomberg Barclay’s U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Credit Bond Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	Andy Li1	Bloomberg Barclays Global Aggregate Credit Bond Index
	Joshua Marston	Bloomberg Barclays U.S. Government/Mortgage Bond Index
	Robert Persons	Bloomberg Barclays Global Aggregate Credit Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
	Michael Skatrud	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
Robert Spector

FTSE World Government Bond Non-Dollar Hedged Index

JPMorgan Emerging Markets Bond Index Global

Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index

Bloomberg Barclays U.S. Credit Bond Index

Bloomberg Barclays U.S. Government/Mortgage Bond Index

	Erik Weisman	FTSE World Government Bond Non-Dollar Hedged Index

[1]	Information is as of February 1, 2019.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the Fund’s fiscal year ended November 30, 2018. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Andy Li1	N
Joshua Marston	N
Robert Persons	N
Matt Ryan	N
Michael Skatrud	N
Robert Spector	N
Erik Weisman	N

[1]	Mr. Li became a Portfolio Manager of the Fund on February 1, 2019. Information is as of June 3, 2019.

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub-advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund’s fiscal year ended November 30, 2018:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Ward Brown	7	$10.5 billion	5	$2.9 billion	3	$1.2 billion
David Cole	12	$7.6 billion	4	$1.4 billion	1	$42.3 million
Pilar Bravo-Gomez	5	$4.2 billion	4	$2.7 billion	3	$743 million
Andy Li1 (Became a Portfolio Manager of the Fund on February 1, 2019)	5	$3.8 billion	5	$2.6 billion	2	$737.8 million
Joshua Marston	10	$20.3 billion	8	$1.1 billion	13	$218.5 million
Robert Persons	17	$28.5 billion	9	$3.8 billion	7	$974.2 million
Matt Ryan	9	$10.9 billion	6	$3.4 billion	3	$1.2 billion
Michael Skatrud	11	$7.6 billion	5	$723 million	1	$42.3 million
Robert Spector	5	$4.2 billion	9	$4.5 billion	47	$2.3 billion
Erik Weisman	7	$5.3 billion	4	$2.7 billion	2	$718.5 million

*	Includes the Fund.
1.	Account information is as of June 3, 2019.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’ trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust
Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/18-12/31/18	159,864	7.37	159,864	4,081,125
1/01/19-1/31/19	958,441	7.69	958,441	3,122,684
2/01/19-2/28/19	133,000	7.79	133,000	2,989,684
3/01/19-3/31/19	173,363	7.83	173,363	2,816,321
4/01/19-4/30/19	316,996	7.95	316,996	2,499,325
5/01/19-5/31/19	80,385	7.94	80,385	2,418,940

Total	1,822,049	7.74	1,822,049

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2018 plan year is 4,749,879.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13.	EXHIBITS.

(a)	(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as EX-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2019

*	Print name and title of each signing officer under his or her signature.